SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Long-term debts (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts	¥ 85,706	¥ 78,300
Loans from Sinopec Group Company and fellow subsidiaries	22,255	13,690
Total long-term debts	107,961	91,990
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	86,585	38,944
Corporate bonds (i)	43,697	49,649
Total third parties' long-term debts	130,282	88,593
Less: Current portion	(44,576)	(10,293)
Long-term debts	85,706	78,300
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	(440)	(466)
Loans from Sinopec Group Company and fellow subsidiaries	22,255	13,690
CNY | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	86,532	38,880
Corporate bonds (i)	¥ 31,534	38,522
CNY | Third parties | Top of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.66%
Fixed interest rates on long-term loans	3.20%
CNY | Third parties | Bottom of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.00%
Fixed interest rates on long-term loans	2.20%
CNY | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Loans from Sinopec Group Company and fellow subsidiaries	¥ 22,695	12,988
CNY | Sinopec Group Company and fellow subsidiaries | Third parties | Top of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	5.23%
CNY | Sinopec Group Company and fellow subsidiaries | Third parties | Bottom of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.08%
USD | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	¥ 53	64
Corporate bonds (i)	¥ 12,163	11,127
USD | Third parties | Top of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	0.00%
Fixed interest rates on long-term loans	4.25%
USD | Third parties | Bottom of Range
Disclosure of detailed information about long-term debts and loans [line items]
Fixed interest rates on long-term loans	3.13%
USD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Loans from Sinopec Group Company and fellow subsidiaries		¥ 1,168
USD | Sinopec Group Company and fellow subsidiaries | Top of Range
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.65%